Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 90,093	€ 105,149
Effect of discount/financing rates	(22,094)	(23,341)
Anticipated future cash flows, net	67,999	81,808
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	21,477	32,128
In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,359	6,353
In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,479	8,294
In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,088	7,757
In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,149	4,325
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	43,541	46,292
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,019	15,421
Effect of discount/financing rates	(7)	(3)
Anticipated future cash flows, net	11,012	15,418
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	10,891	15,370
Trade payables and other financial liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	128	51
Bank loans
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	856	869
Effect of discount/financing rates	(89)	(74)
Anticipated future cash flows, net	767	795
Bank loans | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	365	308
Bank loans | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	140	235
Bank loans | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	27	110
Bank loans | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	91	18
Bank loans | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	161	70
Bank loans | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	72	128
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	60,912	65,066
Effect of discount/financing rates	(20,169)	(20,950)
Anticipated future cash flows, net	40,743	44,116
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,871	6,234
Bonds | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,860	3,070
Bonds | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,608	5,725
Bonds | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,310	5,500
Bonds | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,437	2,212
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	40,826	42,325
Lease liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	11,142	15,257
Effect of discount/financing rates	(1,470)	(1,893)
Anticipated future cash flows, net	9,672	13,364
Lease liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,603	3,452
Lease liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,984	2,574
Lease liabilities | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,599	2,200
Lease liabilities | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,461	1,981
Lease liabilities | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,129	1,810
Lease liabilities | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,366	3,240
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,164	8,536
Effect of discount/financing rates	(359)	(421)
Anticipated future cash flows, net	5,805	8,115
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,747	6,764
Other borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	247	423
Other borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	245	259
Other borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	226	258
Other borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	422	233
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	277	599
Total borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	79,074	89,728
Effect of discount/financing rates	(22,087)	(23,338)
Anticipated future cash flows, net	56,987	66,390
Total borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	10,586	16,758
Total borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,231	6,302
Total borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,479	8,294
Total borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,088	7,757
Total borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,149	4,325
Total borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 43,541	€ 46,292